UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc. (DSF)

Fund Address: P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Defined Strategy
Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 09/30/2008

Item 1 – Report to Stockholders

Defined Strategy Fund Inc.

Annual Report

September 30, 2008

IQ INVESTMENT ADVISORS

HydePark

Fund Summary as of September 30, 2008

Fund Information
Symbol on New York Stock Exchange					DSF
Initital Offering Date				December 28, 2004
Yield on Closing Market Price as of September 30, 2008 ($14.17)*					4.02%
Current Quarterly Distribution per share of Common Stock**				$0.142261
Current Annualized Distribution per share of Common Stock**				$0.569044

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the twelve-month period:

	9/30/08(a)	9/30/07	Change†	High	Low

Market Price	$14.17	$21.77	(34.91%)	$22.65	$13.70
Net Asset Value	$16.13	$23.41	(31.10%)	$24.18	$15.14

(a) For the year, the Common Stock of the Fund had a total investment return of (27.13%) based on net asset value per share and (31.16%)
based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the
Dow Jones 10 Index, had a total investment return of (27.59%). The reference index has no expenses associated with performance.
† Does not include reinvestment of dividends.

Portfolio Information
				Percent of
				Net Assets As of
Sector Representation‡				9/30/08	9/30/07
Financials				22.2% 16.2%
Telecommunication Services				17.7	21.6
Consumer Discretionary				16.9	11.4
Materials				11.6	9.2
Consumer Staples				11.3	9.9
Health Care				10.3	19.5
Industrials				8.7	10.4
Information Technology				0.2	0.3
Utilities				—	0.2
Other††				1.1	1.3

†† Includes portfolio holdings in short-term investments.

	Percent of				Percent of
Ten Largest Equity Holdings	Net Assets	Five Largest Industries‡			Net Assets
JPMorgan Chase & Co.	13.4%	Diversified Financial Services			22.2%
Home Depot, Inc.	12.1	Diversified Telecommunication Services			17.7
E.I. du Pont de Nemours & Co.	11.5	Specialty Retail			12.1
Pfizer, Inc.	10.2	Chemicals			11.5
Verizon Communications, Inc.	9.2	Tobacco			11.3

Citigroup, Inc.	8.7	‡ For Fund portfolio compliance purposes, the Fund’s industry and
General Electric Co.	8.6	sector classifications refer to any one or more of the industry and
AT&T Inc.	8.4	sector sub-classifications used by one or more widely recognized
		market indexes or ratings group indexes, and/or as defined by Fund
Philip Morris International, Inc.	8.0	management. This definition may not apply for purposes of this
General Motors Corp.	4.8	report, which may combine industry and sector sub-classifications
		for reporting ease. Percentages shown include variable prepaid
		forward contracts.

2 DEFINED STRATEGY FUND INC. SEPTEMBER 30, 2008

A Summary From Your Fund’s Portfolio Manager

We are pleased to provide you with this shareholder report for Defined Strategy Fund Inc. The Fund is advised by IQ Investment Advisors LLC and sub-advised by Nuveen HydePark Group, LLC.

The investment objective of Defined Strategy Fund Inc. (the “Fund”) is to seek total returns that, exclusive of Fund fees and expenses, exceed the performance of the 10 highest dividend-yielding stocks included in the Dow Jones Industrial AverageSM (“DJIASM”) as determined once each year. The Fund pursues its investment objective by investing substantially all of its net assets in the 10 highest dividend-yielding stocks in the DJIA in approximately equal dollar amounts. In addition, the Fund enters into variable prepaid forward (“VPF”) contracts with terms of approximately one year to sell liquid equity securities and uses the sale proceeds to purchase those same liquid equity securities. There can be no assurance that the Fund will achieve its investment objective.

For the annual period ended September 30, 2008, the Common Stock of the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $23.41 to $16.13. For the same period, the Fund’s unmanaged reference index, the Dow Jones 10 Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

		Dow Jones
Period	Fund*	10 Index**	Difference

Fiscal Year Ended
September 30, 2008	(27.13%)	(27.59%)	0.46%

Year to Date	(21.03%)	(21.86%)	0.83%

Inception† through
September 30, 2008	(3.86%)	(0.93%)	(2.93%)

For more detail with regard to the Fund’s total investment return based on a change in the per share market value of the Fund’s Common Stock (as measured by the trading price of the Fund’s shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund’s shares may trade in the secondary market at a premium or discount to the Fund’s net asset value. As a result, total investment returns based on changes in the market value of the Fund’s Common Stock can vary significantly from total investment returns based on changes in the Fund’s net asset value.

Rob A. Guttschow, CFA Portfolio Manager October 17, 2008

*	Fund performance is net of expenses.

**	The reference index has no expenses associated with performance.

† The Fund commenced operations on December 28, 2004.

Dow Jones Industrial Average and DJIA are service marks of Dow Jones & Company, Inc.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

3

Schedule of Investments as of September 30, 2008 (Percentages shown are based on Net Assets)

	Shares				Shares
Common Stocks	Held	Value	Common Stocks		Held	Value

Automobiles — 11.6%			Machinery — 5.6%
Ford Motor Co. (a)	862,069	$ 4,482,759	AGCO Corp. (a)		85,103	$ 3,626,239
General Motors Corp.	326,020	3,080,889	Metals & Mining — 5.7%
		7,563,648	AK Steel Holding Corp.		141,167	3,659,049
Chemicals — 17.7%			Pharmaceuticals — 10.2%
E.I. du Pont de Nemours & Co.	184,047	7,417,094	Pfizer, Inc.		357,002	6,583,117
The Mosaic Co.	59,625	4,055,693	Semiconductors & Semiconductor
		11,472,787	Equipment — 9.6%
Communications Equipment — 7.0%			Lam Research Corp. (a)		135,729	4,274,106
Cisco Systems, Inc. (a)	199,924	4,510,285	Nvidia Corp. (a)		183,631	1,966,688
Computers & Peripherals — 5.2%						6,240,794
Apple, Inc. (a)	29,769	3,383,545	Software — 8.4%
Diversified Financial Services — 31.8%			Intuit, Inc. (a)		171,345	5,416,215
Citigroup, Inc.	275,632	5,653,212	Specialty Retail — 12.1%
IntercontinentalExchange, Inc. (a)	32,224	2,599,832	Home Depot, Inc.		301,213	7,798,405
JPMorgan Chase & Co.	185,902	8,681,623	Tobacco — 11.3%
The NASDAQ Stock Market, Inc. (a)	117,978	3,606,587	Altria Group, Inc.		107,364	2,130,102
		20,541,254	Philip Morris International, Inc.		107,364	5,164,208
Diversified Telecommunication Services — 17.7%						7,294,310
AT&T Inc.	195,251	5,451,408	Total Common Stocks (Cost — $153,044,654) — 187.4%			121,216,394
FairPoint Communications, Inc.	3,502	30,362
Verizon Communications, Inc.	185,732	5,960,140
		11,441,910
Energy Equipment & Services — 12.0%					Face
National Oilwell Varco, Inc. (a)	72,564	3,644,890	Short-Term Securities		Amount
Transocean, Inc. (a)	37,538	4,123,174	Time Deposits — 1.0%
		7,768,064	State Street Bank and Trust Co., 1%, 10/01/08		$676,636	676,636
Health Care Equipment & Supplies — 12.9%			Total Short-Term Securities
Hologic, Inc. (a)	153,914	2,975,158	(Cost — $676,636) — 1.0%			676,636
St. Jude Medical, Inc. (a)	123,239	5,359,664	Total Investments
		8,334,822	(Cost — $153,721,290*) — 188.4%			121,893,030
Industrial Conglomerates — 8.6%			Liabilities in Excess of Other Assets — (88.4%)			(57,206,607)
General Electric Co.	218,900	5,581,950	Net Assets — 100.0%			$ 64,686,423

* The cost and unrealized appreciation (depreciation) of investments as of September 30,			• Variable prepaid forward contracts as of September 30, 2008, expiring January 12,
2008, as computed for federal income tax purposes, were as follows:			2009, were as follows:

Aggregate cost	$ 158,671,920		Shares
Gross unrealized appreciation	$ 4,721,113		Held	Issue		Value
Gross unrealized depreciation		(41,500,003)	85,103	AGCO Corp. (a)		$ (3,618,152)
Net unrealized depreciation	$ (36,778,890)		141,167	AK Steel Holding Corp.		(3,637,607)
			29,769	Apple, Inc. (a)		(3,371,257)
(a) Non-income producing security.			199,924	Cisco Systems, Inc. (a)		(4,478,919)
• For Fund portfolio compliance purposes, the Fund's industry classifications refer to any			862,069	Ford Motor Co. (a)		(4,430,573)
one or more of the industry sub-classifications used by one or more widely recognized			153,914	Hologic, Inc. (a)		(2,969,668)
market indexes or ratings group indexes, and/or as defined by Fund management. This			32,224	IntercontinentalExchange, Inc. (a)		(2,595,153)
definition may not apply for purposes of this report, which may combine industry sub-			171,345	Intuit, Inc. (a)		(5,340,313)
classifications for reporting ease. These industry classifications are unaudited.			135,729	Lam Research Corp. (a)		(4,250,797)
			59,625	The Mosaic Co.		(4,017,245)
			183,631	Nvidia Corp. (a)		(1,963,123)
			117,978	The NASDAQ Stock Market, Inc. (a)		(3,600,012)
			72,564	National Oilwell Varco, Inc. (a)		(3,630,352)
			123,239	St. Jude Medical, Inc. (a)		(5,276,653)
			37,538	Transocean, Inc. (a)		(4,107,170)

			Total (Proceeds — $77,594,490)			$ (57,286,994)
See Notes to Financial Statements.

4 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Statement of Assets, Liabilities and Capital

As of September 30, 2008

Assets
Investments in unaffiliated securities, at value (identified cost — $153,721,290)		$ 121,893,030
Receivables:
Dividends	$ 161,094
Interest	19	161,113
Prepaid expenses		5,923
Total assets		122,060,066

Liabilities

Variable prepaid forward contracts, at value (proceeds — $77,594,490)		57,286,994
Payable to investment adviser		5,822
Accrued expenses		80,827
Total liabilities		57,373,643

Net Assets
Net assets		$ 64,686,423

Capital
Common Stock, par value $.001 per share, 100,000,000 shares authorized		$ 4,011
Paid-in capital in excess of par		74,427,150
Undistributed investment income — net	$ 550,809
Undistibuted realized capital gains — net	1,225,217
Unrealized depreciation — net	(11,520,764)
Total accumulated losses — net		(9,744,738)
Total Capital — Equivalent to $16.13 per share based on 4,010,612 shares of Common Stock
outstanding (market price — $14.17)		$ 64,686,423

See Notes to Financial Statements.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

5

Statement of Operations

For the Year Ended September 30, 2008

Investment Income
Dividends		$ 3,238,842
Interest		14,876

Total income		3,253,718

Expenses
Investment advisory fees	$ 651,747
Professional fees	72,553
Directors’ fees and expenses	63,533
Dividend expense on variable prepaid forward contracts	24,156
Listing fees	23,750
Accounting services	22,817
Printing and shareholder reports	22,774
Transfer agent fees	21,401
Licensing fees	18,128
Repurchase offer fees	13,886
Custodian fees	13,250
Insurance	9,313
Other	12,931

Total expenses		970,239
Investment income — net		2,283,479

Realized & Unrealized Gain (Loss) — Net
Realized gain (loss) on:
Investments — net	6,917,302
Variable prepaid forward contracts — net	(1,466,857)	5,450,445
Change in unrealized appreciation/depreciation on:
Investments — net	(56,629,415)
Variable prepaid forward contracts — net	23,401,121	(33,228,294)
Total realized and unrealized loss — net		(27,777,849)
Net Decrease in Net Assets Resulting from Operations		$ (25,494,370)

See Notes to Financial Statements.

6 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Statements of Changes in Net Assets
	For the Year Ended
	September 30,
Increase (Decrease) in Net Assets:	2008	2007
Operations
Investment income — net	$ 2,283,479	$ 2,437,466
Realized gain — net	5,450,445	3,894,538
Change in unrealized appreciation/depreciation — net	(33,228,294)	6,984,208
Net increase (decrease) in net assets resulting from operations	(25,494,370)	13,316,212

Dividends & Distributions to Shareholders
Investment income — net	(2,357,165)	(2,653,285)
Realized gain — net	(2,062,835)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(4,420,000)	(2,653,285)

Common Stock Transactions
Net redemption of Common Stock resulting from a repurchase offer (includes
$18,998 and $14,072 of repurchase fees, respectively)	(4,225,901)	(30,916,865)

Net Assets
Total decrease in net assets	(34,140,271)	(20,253,938)
Beginning of year	98,826,694	119,080,632
End of year*	$ 64,686,423	$ 98,826,694
* Undistributed investment income — net	$ 550,809	$ 610,609
See Notes to Financial Statements.

Statement of Cash Flows
For the Year Ended September 30, 2008

Cash Used for Operating Activities
Net decrease in net assets resulting from operations		$ (25,494,370)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Decrease in receivables and prepaid expenses		82,703
Decrease in other liabilities and accrued expenses		(70,776)
Realized and unrealized loss — net		27,777,849
Proceeds from sales of long-term securities		25,552,959
Purchases of long-term securities		(97,347,308)
Proceeds from sales of short-term investments — net		550,354
Cash used for operating activities		(68,948,589)

Cash Provided by Financing Activities
Proceeds from variable prepaid forward contracts		77,594,490
Redemption of Common Stock from repurchase offer, net of repurchase fees		(4,225,901)
Dividends paid to shareholders		(4,420,000)
Cash provided by financing activities		68,948,589

Cash
Net increase in cash		—
Cash at beginning of period		—
Cash at end of period		—

Cash Flow Information
Cash paid for dividend expense		$ 24,156

Non-Cash Financing Activities
Securities delivered to settle variable prepaid forward contracts		$ 92,747,159
See Notes to Financial Statements.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

7

Financial Highlights

				For the Period
		For the		December 28,
		Year Ended		2004† to
		September 30,		September 30,
The following per share data and ratios have been derived
from information provided in the financial statements.	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 23.41	$ 21.16	$ 17.75	$ 19.10
Investment income — net***	.56	.52	.54	.40
Realized and unrealized gain (loss) — net	(6.78)††	2.27††	3.42††	(1.45)
Total from investment operations	(6.22)	2.79	3.96	(1.05)
Less dividends and distributions:
Investment income — net	(.57)	(.54)	(.55)	(.26)
Realized gain — net	(.49)	—	—	—
Total dividends and distributions	(1.06)	(.54)	(.55)	(.26)
Offering costs resulting from the issuance of Common Stock	—	—	—	(.04)
Net asset value, end of period	$ 16.13	$ 23.41	$ 21.16	$ 17.75
Market price per share, end of period	$ 14.17	$ 21.77	$ 19.65	$ 16.25

Total Investment Return**
Based on net asset value per share	(27.13%)	13.52%	23.16%	(5.63%)(a)
Based on market price per share	(31.16%)	13.68%	24.93%	(17.49%)(a)

Ratios to Average Net Assets
Expenses, net of reimbursement	1.22%	1.13%	1.15%	1.01%*
Expenses	1.22%	1.13%	1.15%	1.02%*
Investment income — net	2.87%	2.38%	2.94%	2.89%*

Supplemental Data
Net assets, end of period (in thousands)	$ 64,686	$ 98,827	$ 119,081	$ 133,206
Portfolio turnover (b)	62%	54%	48%	0%

*	Annualized.

**	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

† Commencement of operations.

Includes repurchase fees, which are less than $.01 per share.

(a)	Aggregate total investment return.

(b)	Includes the periodic turnover of the securities related to the variable prepaid forward contracts. See Notes to Financial Statements.

8 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

Defined Strategy Fund Inc. (the “Fund”) is registered under
the Investment Company Act of 1940, as amended, as a
diversified, closed-end management investment company
with a fixed term of existence. The Fund pursues its invest-
ment objective by investing substantially all of its net assets, in approximately equal amounts, in the 10 highest dividend-
yielding stocks in the Dow Jones Industrial Average (as of a date determined once each year) (the “Stocks”). To enhance
its returns, the Fund will simultaneously enter into variable prepaid forward contracts, with terms of approximately one
year, to sell liquid equity securities and will use the proceeds to purchase those same liquid equity securities other than
the Stocks. The Fund’s financial statements are prepared in
conformity with U.S. generally accepted accounting princi-
ples, which may require the use of management accruals
and estimates. Actual results may differ from these esti-
mates. The Fund determines, and makes available for publi-
cation, the net asset value of its Common Stock on a daily
basis. The Fund’s Common Stock shares are listed on the
New York Stock Exchange (“NYSE”) under the symbol DSF.
The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are
held by the Fund that are traded on stock exchanges or the
NASDAQ Global Market are valued at the last sale price or
official close price on the exchange, as of the close of busi-
ness on the day the securities are being valued or, lacking
any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one
exchange, the securities are valued on the exchange desig-
nated as the primary market by or under the authority of the
Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market
or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pric-
ing services approved by the Board of Directors of the Fund.
Short positions traded in the OTC market are valued at the
last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued
according to the broadest and most representative market.

Exchange-traded options are valued at the mean between
the last bid and ask prices at the close of the option market in which the options trade. Options traded in the OTC mar-
ket are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements and
variable prepaid forward contracts are valued based upon
quoted fair valuations received daily by the Fund from a
pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are
valued at their last sale price as of the close of such
exchanges. Valuation of short-term investment vehicles is
generally based on the net asset value of the underlying
investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued
interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction
of the Board of Directors of the Fund, including valuations
furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a
pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s
Board of Directors. Such valuations and procedures will be
reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S.
government securities, money market instruments and cer-
tain fixed-income securities, is substantially completed each day at various times prior to the close of business on the
NYSE. The values of such securities used in computing the
net asset value of the Fund’s shares are determined as of
such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE.
Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at
which they are determined and the close of business on the
NYSE that may not be reflected in the computation of the
Fund’s net asset value. If events (for example, a company
announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect
the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund’s
Board of Directors or by the investment adviser using a pric-
ing service and/or procedures approved by the Fund’s Board
of Directors.

(b) Derivative financial instruments — The Fund may
engage in various portfolio investment strategies to increase the return of the Fund. Losses may arise due to changes in
the value of the contract due to an unfavorable change in

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

9

Notes to Financial Statements (continued)

the price of the underlying security, or index, or if the coun-
terparty does not perform under the contract. The counter-
party for certain instruments may pledge cash or securities
as collateral.

• Options — The Fund may purchase and write call and
put options. When the Fund writes an option, an amount
equal to the premium received by the Fund is reflected
as an asset and an equivalent liability. The amount of the
liability is subsequently marked-to-market to reflect the
current market value of the option written. When a secu-
rity is purchased or sold through an exercise of an
option, the related premium paid (or received) is added
to (or deducted from) the basis of the security acquired
or deducted from (or added to) the proceeds of the secu-
rity sold. When an option expires (or the Fund enters into
a closing transaction), the Fund realizes a gain or loss on
the option to the extent of the premiums received or
paid (or gain or loss to the extent the cost of the closing
transaction exceeds the premium paid or received).
Written and purchased options are non-income
producing investments.

• Variable prepaid forward contracts — The Fund enters
into variable prepaid forward contracts with terms of
approximately one year to sell liquid equity securities and
uses the sale proceeds to purchase those same liquid
equity securities. In a variable prepaid forward contract,
the amount of shares (or their cash equivalent) that the
seller is required to deliver at maturity varies as a func-
tion of the stock’s performance. The variable prepaid for-
ward contracts are prepaid by the counterparties to
these transactions and as a result the Fund is not
exposed to any risk that counterparties to these transac-
tions will be unable to meet their obligations under the
arrangements. The liquid equity securities serve as collat-
eral for the Fund’s obligation under the variable prepaid
forward contracts. The proceeds of the contracts are
reflected as a liability. The amount of the liability is sub-
sequently marked-to-market to reflect the current market
value of the contracts.

• Financial futures contracts — The Fund may purchase or
sell financial futures contracts and options on such finan-
cial futures contracts. Financial futures contracts are con-
tracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a
contract, the Fund deposits and maintains as collateral
such initial margin as required by the exchange on which
the transaction is effected. Pursuant to the contract, the
Fund agrees to receive from or pay to the broker an

amount of cash equal to the daily fluctuation in value of
the contract. Such receipts or payments are known as
variation margin and are recorded by the Fund as unreal-
ized gains or losses. When the contract is closed, the
Fund records a realized gain or loss equal to the differ-
ence between the value of the contract at the time it
was opened and the value at the time it was closed.

(c) Income taxes — It is the Fund’s policy to comply with
the requirements of the Internal Revenue Code applicable to
regulated investment companies and to distribute substan-
tially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has evaluated the application of FIN 48 to
the Fund, and has determined that FIN 48 does not have a
material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of our knowledge, no income tax returns are currently under exam-
ination. All tax years of the Fund are open at this time.

(d) Security transactions and investment income —
Security transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains
and losses on security transactions are determined on the
identified cost basis. Dividend income is recorded on the
ex-dividend dates. Interest income is recognized on the
accrual basis.

(e) Dividends and distributions — Dividends and
distributions paid by the Fund are recorded on the
ex-dividend dates.

(f) Recent accounting pronouncements — In March 2008,
Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging
Activities — an amendment of FASB Statement No. 133”
(“FAS 161”), was issued. FAS 161 is intended to improve
financial reporting for derivative instruments by requiring
enhanced disclosure that enables investors to understand
how and why an entity uses derivatives, how derivatives are
accounted for, and how derivative instruments affect an
entity’s results of operations and financial position. In
September 2008, FASB Staff Position No. 133-1 and FASB
Interpretation No. 45-4 (the “FSP”), “Disclosures about
Credit Derivatives and Certain Guarantees: An Amendment
of FASB Statement No. 133 and FASB Interpretation No. 45;
and Clarification of the Effective Date of FASB Statement
No. 161” was issued and is effective for fiscal years and
interim periods ending after November 15, 2008. The FSP
amends FASB Statement No. 133 (“FAS 133”), “Accounting

10 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Notes to Financial Statements (continued)

for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also
clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements
issued for fiscal years and interim periods beginning after
November 15, 2008. The impact on the Funds’ financial
statement disclosures, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements” (“FAS
157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, estab-
lishes a framework for measuring fair value and expands
disclosures about fair value measurements. The impact on
the Fund’s financial statement disclosures, if any, is currently being assessed.

(g) Reclassification — Accounting principles generally
accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent
differences between financial and tax reporting. Accordingly, during the current year, $13,886 has been reclassified
between paid-in capital in excess of par and undistributed
net investment income as a result of permanent differences
attributable to nondeductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory and Management
Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and
Management Agreement with IQ Investment Advisors LLC
(“IQ Advisors”), an indirect, wholly owned subsidiary of
Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is respon-
sible for the investment advisory, management and adminis-
trative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain
other services necessary to the operations of the Fund. For
such services, the Fund pays a monthly fee at an annual rate equal to .82% of the average daily value of the Fund’s net
assets plus borrowings for leverage and other investment
purposes. In addition, IQ Advisors entered into a Subadvisory
Agreement with Nuveen HydePark Group, LLC (“Nuveen
HydePark”). Pursuant to the agreement, Nuveen HydePark
provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays
Nuveen HydePark a monthly fee at an annual rate equal to
.35% of the average daily value of the Fund’s net assets
plus borrowings for leverage and otherinvestment purposes.
There is no increase in aggregate fees paid by the Fund for

these services. Effective December 21, 2007, the sharehold-
ers approved a new Subadvisory Agreement for the Fund
between IQ Advisors and Nuveen HydePark.

IQ Advisors has entered into an Administration Agreement
with Princeton Administrators, LLC (the “Administrator”). The
Administration Agreement provides that IQ Advisors pays
the Administrator a fee from its investment advisory fee at
an annual rate equal to .12% of the average daily value of
the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative
and other services necessary for the operation of the Fund.
There is no increase in the aggregate fees paid by the Fund
for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML &
Co. is a principal owner of BlackRock.

Certain officers of the Fund are officers and/or directors of
IQ Advisors, ML & Co. and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term
securities, for the year ended September 30, 2008, were
$97,347,308 and $118,300,118, respectively. Sales of
investments include securities delivered to settle the
matured variable prepaid forward contracts.

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of
stock, all of which are initially classified as Common Stock, par value $.001 per share. The Board of Directors is author-
ized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of
Common Stock.

Shares issued and outstanding during the year ended
September 30, 2008 and September 30, 2007 decreased by
211,084 and 1,407,231, respectively, as a result of repur-
chase offers.

Subject to the approval of the Board of Directors, the Fund
will make offers to repurchase shares at annual (approxi-
mately 12-month) intervals. The shares tendered in the
repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly
related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse
the Fund for the cost of expenses paid in excess of 2% of
the value of the shares that are repurchased.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

11

Notes to Financial Statements (concluded)

5. Distributions to Shareholders:

The Fund paid an ordinary income dividend to holders of
Common Stock in the amount of $.133875 per share on
October 31, 2008 to shareholders of record on October 22,
2008.

The tax character of distributions paid during the fiscal years ended September 30, 2008 and September 30, 2007 was
as follows:

	9/30/08	9/30/07

Distributions paid from:
Ordinary income	$ 2,357,165	$ 2,653,285
Long-term capital gains	2,062,835	—

Total taxable distribution	$ 4,420,000	$ 2,653,285

As of September 30, 2008, the components of accumulated
losses on a tax basis were as follows:

Undistributed ordinary income — net	$ 550,809
Undistributed long-term capital gains — net	6,175,847

Total undistributed earnings — net	6,726,656
Capital loss carryforward	—
Unrealized losses — net	(16,471,394)*

Total accumulated losses — net	$ (9,744,738)

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales.

6. Subsequent Event:

On September 15, 2008, ML & Co. and Bank of America
Corporation (“Bank of America”) entered into a merger
agreement. This agreement provides that ML & Co. will
become a wholly owned subsidiary of Bank of America.
The transaction has been approved by the board of directors
of each company and is expected to close on or after
December 31, 2008, subject to shareholder approval at
both companies, customary closing conditions and standard
regulatory approvals.

12 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Defined Strategy Fund Inc.:

We have audited the accompanying statement of assets,
liabilities and capital, including the schedule of investments, of Defined Strategy Fund Inc. (the “Fund”) as of September
30, 2008, and the related statements of operations and
cash flows for the year then ended, the statements of
changes in net assets for each of the two years in the peri-
od then ended, and the financial highlights for each of the
periods presented. These financial statements and financial
highlights are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards
of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform
the audit to obtain reasonable assurance about whether
the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control
over financial reporting. Our audit included consideration
of internal control over financial reporting as a basis for
designing audit procedures that are appropriate in the
circumstances, but not for the purpose of expressing an

opinion on the effectiveness of the Fund’s internal control
over financial reporting. Accordingly, we express no such
opinion. An audit also includes examining, on a test basis,
evidence supporting the amounts and disclosures in the
financial statements, assessing the accounting principles
used and significant estimates made by management, as
well as evaluating the overall financial statement presenta-
tion. Our procedures include confirmation of the securities
owned as of September 30, 2008, by correspondence with
the custodian. We believe that our audits provide a reason-
able basis for our opinion.

In our opinion, the financial statements and financial
highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September
30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each
of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity
with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey November 26, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Defined Strategy Fund Inc.
during the fiscal year ended September 30, 2008:

Qualified Dividend Income for Individuals	100%
Dividends Qualifying for the Dividends Received Deduction for Corporations	100%

Additionally, the Fund distributed long-term capital gains of $0.488627 per share to shareholders of record on
December 20, 2007, respectively.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

13

Renewal of Management Agreement and Subadvisory Agreement

The Board of Directors of each of S&P 500® GEAREDSM
Fund Inc. (“S&P GEARED”), Defined Strategy Fund Inc.
(“Defined Strategy”), S&P 500® Covered Call Fund Inc.
(“Covered Call”), Dow 30SM Premium & Dividend Income
Fund Inc. (“Dow 30”), Small Cap Premium & Dividend
Income Fund Inc. (“Small Cap”), Enhanced S&P 500®
Covered Call Fund Inc. (“Enhanced Covered Call”), Global
Income & Currency Fund Inc. (“Global Income”), NASDAQ
Premium Income & Growth Fund Inc. (“NASDAQ Premium”)
and Dow 30SM Enhanced Premium & Income Fund Inc.
(“Dow 30 Enhanced”) (each, a “Fund” and collectively,
the “Funds”), currently consisting solely of Independent
Directors, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended (the “Investment
Company Act”), has the responsibility under the Invest-
ment Company Act to consider annually the Investment
Advisory and Management Agreement of each Fund
(each, a “Management Agreement” and together, the
“Management Agreements”) with IQ Investment Advisors
LLC (“IQ Advisors”).

At a Board meeting held on June 5, 2008, all of the
Directors present at the meeting renewed the Management
Agreement for each Fund for an additional one-year term.
Each Management Agreement was considered separately
by the relevant Fund’s Directors. In considering whether to
approve the continuance of the Management Agreement,
the Directors reviewed materials from counsel to the Funds
and from IQ Advisors including: (i) information concerning
the services rendered to the Funds by IQ Advisors and its
affiliates; (ii) information concerning the revenues and
expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the
legal duties of the Directors under the Investment Company
Act; and (iv) information from Lipper, Inc. (“Lipper”) com-
paring each Fund’s fee rate for advisory and administrative
services to those of other closed-end funds chosen by
Lipper. Each Management Agreement was considered sepa-
rately by the relevant Fund’s Directors. The Directors were
represented by independent legal counsel who assisted
them in their deliberations. In voting to approve the contin-
uation of each Fund’s Management Agreement, the
Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by
IQ Advisors and its affiliates — The Directors reviewed the
services that IQ Advisors has provided to the Funds. They
considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to which IQ Advisors
exercises supervision over the actions of the Fund’s subad-
viser. In connection with the investment advisory services
provided, the Directors took into account detailed discus-
sions they had with officers of IQ Advisors regarding the
management of each Fund’s investments in accordance with
each Fund’s stated investment objective and policies and
the types of transactions entered into on behalf of each
Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ
Advisors regarding the implementation of each Fund’s
investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to
the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services,
assistance in meeting legal and regulatory requirements
and other services necessary for the operation of the Funds.
In particular, the Directors reviewed the compliance and
administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted
that IQ Advisors has access to administrative, legal and com-
pliance resources that help ensure a high level of quality
in the compliance and administrative services provided to
the Funds. The Directors also considered each Fund’s com-
pliance history. Following their consideration of this informa-
tion, and based on the presentations at the Meeting and
the Directors’ experience as Directors of other investment
companies advised by IQ Advisors, the Directors concluded
that the services provided to each Fund by IQ Advisors
under the respective Management Agreement were of a
high quality and benefited the Fund.

(b) Investment performance of each Fund and IQ
Advisors — The Directors considered the history, experi-
ence, resources and strengths of IQ Advisors and its affili-
ates in developing and implementing the investment strate-
gies used by each Fund. The Directors also considered the
innovative nature of each Fund. The Directors noted the

14 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Renewal of Management Agreement and Subadvisory Agreement (continued)

specialized nature of each Fund’s investment strategy and
the inherent limitations in comparing a Fund’s investment
performance to that of another investment company. The
Directors reviewed each Fund’s investment performance
and, where applicable, compared such performance to the
performance of a relevant reference index. The Directors
discussed the degree to which each Fund was achieving its
investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their
respective investment objectives. As a result of their discus-
sions and review, the Directors concluded that each Fund’s
performance was satisfactory. Based on these factors, the
Directors determined that IQ Advisors continued to be an
appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ
Advisors and its affiliates from the relationship with each
of the Funds — The Directors reviewed and considered a
memorandum from IQ Advisors regarding the methodology
used by IQ Advisors in allocating its costs regarding the
operations of the Funds and calculating each Fund’s prof-
itability to IQ Advisors and its affiliates. The Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors and reviewing
its memorandum and report, the Directors concluded that
there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each
Fund and the revenue derived by IQ Advisors and its affili-
ates. The Directors took into account discussions that they
had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc. (“BlackRock”), from operating the
Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”), from the establishment of the Funds, including
the underwriting arrangements relating to the initial distri-
bution of Fund shares. The Directors considered federal
court decisions discussing an investment adviser’s profita-
bility and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits
made by IQ Advisors and its affiliates (including BlackRock
and MLPF&S) are acceptable in relation to the nature,
extent and quality of services provided. The Directors also
concluded that each Fund benefited from such services
provided by IQ Advisors’ affiliates.

(d) The extent to which economies of scale would be
realized as a Fund grows and whether fee levels would
reflect such economies of scale — The Directors consid-
ered the extent to which economies of scale might be real-
ized if the assets of a Fund were to increase and whether
there should be changes in the management fee rate or
structure in order to enable a Fund to participate in these
economies of scale. The Directors noted that, because each
Fund is a closed-end fund, any increase in asset levels
generally would have to come from appreciation through
investment performance. The Directors also noted that each
Fund, other than Dow 30, NASDAQ Premium, Dow 30
Enhanced and Covered Call, is an interval fund that periodi-
cally allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund
assets. In consideration of these and other factors, the
Directors determined that no changes were currently neces-
sary to each Fund’s fee structure. The Directors also dis-
cussed the renewal requirements for investment advisory
agreements, and determined that they would revisit this
issue no later than when they next review the investment
advisory fees.

(e) Comparison of services rendered and fees paid to
those under other investment advisory contracts, such as
contracts of the same and other investment advisers or
other clients — The Directors compared both the services
rendered and the fees paid under the Management
Agreements to the contracts of other investment advisers
with respect to other closed-end registered investment com-
panies. In particular, the Directors evaluated each Fund’s
contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end
funds chosen by Lipper. In considering this information, the
Directors took into account the nature of the investment
strategies of the Funds and the fact that the relevant peer
group of funds provided by Lipper for comparison have
investment strategies and restrictions different from those
of the Funds. The Directors did not consider compensation
paid to IQ Advisors with respect to accounts other than reg-
istered investment companies because IQ Advisors utilizes
each Fund’s strategy in connection with only registered
funds. In particular, the Directors noted that each Fund’s
contractual advisory fee rate at a common asset level was
equal to or lower than the median fee rate of its Lipper
comparison funds. The Directors concluded that the advisory
fee rates were reasonable in comparison to the data reflect-
ed in the Lipper materials.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

15

Renewal of Management Agreement and Subadvisory Agreement (continued)

(f) Conclusion — No single factor was determinative to the
decision of the Directors. Based on the foregoing and such
other matters as were deemed relevant, all of the Directors
concluded that the advisory fee rate of each Fund was rea-
sonable in relation to the services provided by IQ Advisors
to the Funds, as well as the costs incurred and benefits
gained by IQ Advisors and its affiliates in providing such
services, including the investment advisory and administra-
tive components. The Directors also found the investment
advisory fees to be reasonable in comparison to the fees
charged by advisers to other funds in the Lipper compari-
son. As a result, the Board of Directors of each Fund
approved the continuation of the Management Agreement
for each Fund. The Directors were represented by independ-
ent legal counsel who assisted them in their deliberations.

Continuation of Current Investment
Subadvisory Agreements

In considering whether to approve the continuance of the
current Investment Subadvisory Agreement of each Fund
(each, a “Subadvisory Agreement” and, collectively, the
“Subadvisory Agreements”) for an additional annual period,
the Directors received, reviewed and evaluated information
concerning the services and personnel of: BlackRock
Investment Management, LLC, as subadviser to each of
S&P GEARED and Small Cap; Oppenheimer Capital LLC, as
subadviser to each of Covered Call and Enhanced Covered
Call; Nuveen HydePark Group, LLC (“Nuveen HydePark”),
as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ
Premium and Defined Strategy, and Nuveen Asset
Management (“NAM”), as subadviser to Global Income
(each, a “Subadviser” and, collectively, the “Subadvisers”).
Each Subadvisory Agreement was considered separately
by the relevant Fund’s Directors. In voting to approve the
continuation of each Fund’s Subadvisory Agreement, the
Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by
each Subadviser — The Directors reviewed the services
that each Subadviser provides to each of their respective
Funds. The Directors considered their detailed discussions
with officers of IQ Advisors and members of each Sub-
adviser’s portfolio management team, the management
of each Fund’s investments in accordance with the Fund’s
stated investment objective and policies and the types of
transactions that have been entered into on behalf of the
Funds. The Directors took into account the annual due dili-
gence investment review of each Subadviser and the report

that concluded that each such Subadviser has thus far exe-
cuted its respective Fund’s investment strategies in accor-
dance with the Fund’s objectives and general expectations.
Drawing on their collective industry experience, the Directors noted that they had discussed each Fund’s investment strat-
egy with representatives from the respective Subadviser,
including discussions regarding the premises underlying the
Fund’s investment strategy, its efficacy and potential risks.
The Directors also considered the favorable history, reputa-
tion and background of each Subadviser and its personnel,
and the substantial experience of such Subadviser’s portfo-
lio management team. The Directors discussed the compli-
ance program of each Subadviser and the report of the chief
compliance officer of the Funds. Following consideration of
this information, and based on management presentations
during the Board meeting and their discussions in Executive
Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable
Subadviser under its Subadvisory Agreement were of a high
quality and would continue to benefit the respective Fund.

(b) Investment performance of each Fund and each
Subadviser — The Directors received and considered infor-
mation about each Fund’s investment performance in light
of its stated investment objective and made the determina-
tions discussed above under “Continuation of Current Invest-
ment Advisory and Management Agreements.” Based on
these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each
Subadviser from the relationship with each respective
Fund — The Directors considered the profitability to
BlackRock of serving as investment subadviser to two
Funds and from its relationship with IQ Advisors based
on the information discussed above under “Continuation
of Current Investment Advisory and Management Agree-
ments.” Based on such information, the Directors concluded
that BlackRock’s profits were acceptable in relation to the
nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect
to the other Subadvisers of the Funds and concluded that
such data was unnecessary because such subadvisory
arrangements were entered into at “arm’s length” between
IQ Advisors and each such Subadviser (including NAM and
Nuveen HydePark, with which subadvisory arrangements
were originally negotiated prior to the investment in their

16 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Renewal of Management Agreement and Subadvisory Agreement (concluded)

parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship
with each of their respective Funds, including the reputa-
tional benefits from managing the Funds. The Directors of
each Fund concluded that the potential benefits to each
Subadviser were consistent with those obtained by other
subadvisers in similar types of arrangements.

(d) The extent to which economies of scale would be
realized as a Fund grows and whether fee levels would
reflect such economies of scale — The Directors consid-
ered the extent to which economies of scale might be real-
ized if the assets of a Fund were to increase and whether
there should be changes in the subadvisory fee rate or
structure in order to enable a Fund to participate in these
economies of scale. The Directors noted that each Sub-
adviser’s fees are paid by IQ Advisors out of its fees and
not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment
performance. The Directors also noted that each Fund, other
than Dow 30, NASDAQ Premium, Dow 30 Enhanced and
Covered Call, is an interval fund that periodically allows
stockholders to tender their shares to the Fund and that
such tender offers reduce the amount of Fund assets. The
Directors also discussed the renewal requirements for
subadvisory agreements, and determined that they would
revisit this issue no later than when they next review the
subadvisory fee.

(e) Comparison of services rendered and fees paid to
those under other subadvisory contracts, such as con-
tracts of the same and other investment advisers or other
clients — The Directors discussed the services rendered by
each Subadviser and determined that such services were
consistent with those provided by subadvisers generally and
sufficient for the management of the Funds. Taking into
account the totality of the information and materials pro-
vided to the Directors as noted above, including the fact
that the subadvisory fee for each Fund was negotiated
with IQ Advisors and not payable directly by the Fund, the
Directors concluded that the subadvisory fee for each Fund
was reasonable for the services being rendered.

Conclusion — No single factor was determinative to
the decision of the Directors. Based on the foregoing and
such other matters as were deemed relevant, all of the
Directors concluded that the subadvisory fee rate of each
Fund was reasonable in relation to the services provided by
the respective Subadviser. As a result, all of the Directors approved the continuation of the Subadvisory Agreement
for each Fund. The Directors were represented by independ-
ent legal counsel who assisted them in their deliberations.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

17

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend
Reinvestment Plan (the “Plan”) under which income and
capital gains dividends paid by the Fund are automatically
reinvested in additional shares of Common Stock of the
Fund. The Plan is administered on behalf of the sharehold-
ers by BNY Mellon Shareowner Services (the “Plan Agent”).
Under the Plan, whenever the Fund declares a dividend,
participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire
the shares for the participant’s account either (i) through
receipt of additional unissued but authorized shares of the
Fund (“newly issued shares”) or (ii) by purchase of out-
standing shares of Common Stock on the open market
on the New York Stock Exchange or elsewhere. If, on the
dividend payment date, the Fund’s net asset value per share
is equal to or less than the market price per share plus esti-
mated brokerage commissions (a condition often referred
to as a “market premium”), the Plan Agent will invest the
dividend amount in newly issued shares. If the Fund’s net
asset value per share is greater than the market price per
share (a condition often referred to as a “market discount”), the Plan Agent will invest the dividend amount by purchas-
ing on the open market additional shares. If the Plan Agent
is unable to invest the full dividend amount in open market
purchases, or if the market discount shifts to a market pre-
mium during the purchase period, the Plan Agent will invest
any uninvested portion in newly issued shares. The shares
acquired are credited to each shareholder’s account.
The amount credited is determined by dividing the dollar
amount of the dividend by either (i) when the shares are
newly issued, the net asset value per share on the date
the shares are issued or (ii) when shares are purchased in
the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is
automatic, that is, a shareholder is automatically enrolled
in the Plan when he or she purchases shares of Common
Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not
to participate will receive all dividend distributions in cash.
Shareholders who do not wish to participate in the Plan
must advise the Plan Agent in writing (at the address set
forth below) that they elect not to participate in the Plan.
Participation in the Plan is completely voluntary and may
be terminated or resumed at any time without penalty
by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, con-
venient way for shareholders to make additional, regular
investments in the Fund. The Plan promotes a long-term

strategy of investing at a lower cost. All shares acquired
pursuant to the Plan receive voting rights. In addition, if
the market price plus commissions of the Fund’s shares
is above the net asset value, participants in the Plan will
receive shares of the Fund for less than they could other-
wise purchase them and with a cash value greater than
the value of any cash distribution they would have received.
However, there may not be enough shares available in the
market to make distributions in shares at prices below the
net asset value. Also, since the Fund does not redeem
shares, the price on resale may be more or less than the
net asset value.

Plan Fees — There are no enrollment fees or brokerage
fees for participating in the Plan. The Plan Agent’s service fees for handling the reinvestment of distributions are
paid for by the Fund. However, brokerage commissions may
be incurred when the Fund purchases shares on the open
market and shareholders will pay a pro rata share of any
such commissions.

Tax Implications — The automatic reinvestment of
dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable
(or required to be withheld) on such dividends. Therefore,
income and capital gains may still be realized even though
shareholders do not receive cash. Participation in the Plan
generally will not affect the tax-exempt status of exempt
interest dividends paid by the Fund. If, when the Fund’s
shares are trading at a market premium, the Fund issues
shares pursuant to the Plan that have a greater fair market
value than the amount of cash reinvested, it is possible
that all or a portion of the discount from the market value
(which may not exceed 5% of the fair market value of the
Funds shares) could be viewed as a taxable distribution. If
the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would
be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who
do not participate in the Plan might be required to report
as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning
the Plan, including any questions about the Plan, should
be directed to the Plan Agent at BNY Mellon Shareowner
Services, P.O. Box 358035, Pittsburgh, PA 15252-8035,
Telephone: 877-296-3711.

18 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Proxy Results
	During the six-month period ended September 30, 2008, the shareholders of Defined Strategy Fund Inc. voted on the
	following proposal, which was approved at the annual meeting of shareholders held on April 25, 2008. A description
	of the proposal and number of shares voted are as follows:

			Shares Voted	Shares Withheld
			For	From Voting

	To elect the Fund’s Board of Directors:	Paul Glasserman	2,788,496	870,182
		Steven W. Kohlhagen	2,789,098	869,580
		William J. Rainer	2,790,828	867,850
		Laura S. Unger	2,789,003	869,675

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy
whereby the Fund would adopt an “interval fund” structure
pursuant to Rule 23c-3 under the Investment Company
Act of 1940, as amended (the “1940 Act”). As an interval
fund, the Fund will make annual repurchase offers at net
asset value (less repurchase fee not to exceed 2%) to all
Fund shareholders. The percentage of outstanding shares
that the Fund can repurchase in each offer will be estab-
lished by the Fund’s Board of Directors shortly before the
commencement of each offer, and will be between 5%
and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy
regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at
annual (approximately 12-month) intervals pursuant to
Rule 23c-3 under the 1940 Act (“Offers”). The Board of
Directors may place such conditions and limitations on an
Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which
the Fund must receive repurchase requests submitted by
shareholders in response to the most recent Offer will be
the approximate anniversary date of the repurchase request
deadline for the previous year, which was December 26,
2007 (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase
Request Deadline and the next repurchase pricing date
will be fourteen days; provided that if the fourteenth day
after a Repurchase Request Deadline is not a business
day, the repurchase pricing date shall be the next business
day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain
circumstances, as provided for in Rule 23c-3. (For further
details, see Note 4 to the Financial Statements.)

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

19

Directors and Officers

Number of
IQ Advisors-
Affiliate
					Advised Funds	Other Public
		Position(s)	Length of		and Portfolios	Directorships
	Address &	Held with	Time		Overseen By	Held by
Name	Year of Birth	Fund	Served**	Principal Occupation(s) During Past 5 Years	Director	Director

Non-Interested Directors*

Paul Glasserman	P.O. Box 9095	Director &	2004 to	Professor, Columbia University Business School	10	None
	Princeton, NJ 08543-9095	Chairman	present	since 1991; Senior Vice Dean since July 2004.
	1962	of the
Audit
Committee

Steven W. Kohlhagen	P.O. Box 9095	Director &	2005 to	Retired Financial Executive since August 2002.	10	Ametek, Inc.
	Princeton, NJ 08543-9095	Chairman of	present
	1947	Nominating
& Corporate
Governance
Committee

William J. Rainer	P.O. Box 9095	Director &	2004 to	Retired securities and futures industry executive;	10	None
	Princeton, NJ 08543-9095	Chairman of	present	Chairman and Chief Executive Officer, OneChicago,
	1946	the Board		LLC, a designated contract market (2001 – November
2004); Former Chairman, Commodity Futures Trading
Commission.

Laura S. Unger	P.O. Box 9095	Director	2007 to	Independent Consultant since 2002; Commentator	10	CA, Inc.
	Princeton, NJ 08543-9095		present	Nightly Business Report since 2005; Senior		(software) and
	1961			Advisor, Marwood Group (2005 – 2007);		Ambac Financial
				Regulatory Expert for CNBC (2002 – 2003).		Group, Inc.

* Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate Governance Committee.
** Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund’s Bylaws, charter or by statute.

Fund Officers†

Mitchell M. Cox	P.O. Box 9011	President	2004 to	IQ Investment Advisors LLC, President since April 2004; Merrill Lynch Pierce Fenner &
	Princeton, NJ 08543-9011		present	Smith (“MLPF&S), Managing Director, Head of Global Investments & Insurance Solutions
	1965			since 2008; MLPF&S, Managing Director, Head of Financial Products Group (2007 –
2008); MLPF&S, Managing Director, Head of Global Wealth Management Market
Investments & Origination (2003 – 2007); MLPF&S, Managing Director, Head of
Structured Products Origination and Sales (2001-2003); MLPF&S, FAM Distributors
(“FAMD”), Director since 2006; IQ Financial Products LLC, Director since 2006.

Justin C. Ferri	P.O. Box 9011	Vice	2005 to	IQ Investment Advisors LLC, Vice President since 2005; MLPF&S Managing Director,
	Princeton, NJ 08543-9011	President	present	Global Investments and Insurance Solutions since 2008; Merrill Lynch Alternative
	1975			Investments LLC (“MLAI”) Director since 2008; MLPF&S Vice President, Head Global
Private Client Rampart Equity Derivatives (2004 – 2005); MLPF&S Vice President,
Co-Head Global Private Client Domestic Analytic Development (2002 – 2004); and
Vice President, Quantitative Development for mPower Advisors (1999 – 2002).

Donald C. Burke	P.O. Box 9011	Vice	2004 to	IQ Investment Advisors LLC, Secretary and Treasurer (2004 – March 2007); BlackRock,
	Princeton, NJ 08543-9011	President	present	Inc., Managing Director since 2006; Merrill Lynch Investment Managers, L.P. (“MLIM”)
	1960	and		and Fund Asset Management (“FAM”), Managing Director (2006); MLIM and FAM,
		Assistant		First Vice President (1997 – 2005) and Treasurer (1999 – 2006).
Treasurer

James E. Hillman	P.O. Box 9011	Vice	2007 to	IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director, Structured
	Princeton, NJ 08543-9011	President	present	and Alternative Solutions since 2007; MLPF&S, Director, Global Wealth Management
	1957	and		Market Investments & Origination (September 2006 – 2007); Managed Account
		Treasurer		Advisors LLC, Vice President and Treasurer since November 2006; Director, Citigroup
Alternative Investments Tax Advantaged Short Term Fund in 2006; Director, Korea
Equity Fund Inc. in 2006; Independent Consultant, January to September 2006;
Managing Director, The Bank of New York, Inc. (1999 – 2006).

20 DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

Directors and Officers (concluded)

		Position(s)	Length of
	Address &	Held with	Time
Name	Year of Birth	Fund	Served	Principal Occupation(s) During Past 5 Years

Fund Officers† (concluded)

Colleen R. Rusch	P.O. Box 9011	Vice	2005 to	IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since 2007, Vice
	Princeton, NJ 08543-9011	President	present	President since 2005; MLPF&S, Director, Structured and Alternative Solutions since
	1967	and		2007; MLPF&S, Director, Global Wealth Management Market Investments & Origination
		Secretary		(2005 – 2007); MLIM, Director from January 2005 to July 2005; Vice President of
MLIM (1998 – 2004).

Martin G. Byrne	P.O. Box 9011	Chief	2006 to	IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch & Co.,
	Princeton, NJ 08543-9011	Legal	present	Inc., Office of General Counsel, Managing Director since 2006, First Vice President
	1962	Officer		(2002 – 2006); Managed Account Advisors LLC, Chief Legal Officer since November
2006; FAMD, Director since 2006.

Gloria Greco	P.O. Box 9011	Chief	2008 to	IQ Investment Advisors LLC, Chief Compliance Officer since 2008; Merrill Lynch & Co.,
	Princeton, NJ 08543-9011	Compliance	present	Inc. First Vice President, Global Compliance since February 2006, Director (2003 –
	1962	Officer		2006), Vice President (1993 – 2003).

Michael M. Higuchi	P.O. Box 9011	Vice	2008 to	IQ Investment Advisors LLC, Vice President since 2008; MLPF&S, Vice President,
	Princeton, NJ 08543-9011	President	present	Structured and Alternative Solutions since 2007; ML & Co., Inc., Vice President,
	1979			Corporate Finance Treasury (2006-2007); ML&Co., Inc., Assistant Vice President,
Corporate Finance Treasury (2005-2006); ML & Co., Inc., Senior Specialist, Corporate
Finance Treasury (2003-2005).

† Officers of the Fund serve at the pleasure of the Board of Directors.

	Custodian			Transfer Agent
	State Street Bank and Trust Company			BNY Mellon Shareowner Services
	P.O. Box 351			480 Washington Boulevard
	Boston, MA 02101			Jersey City, NJ 07310

Privacy Pledge

Below is a summary of the Merrill Lynch Global Privacy Pledge, as it pertains to the IQ Funds’ shareholders. A full copy of the pledge is available at
www.iqiafunds.com or upon request by calling 1-877-449-4742.

To whom and what does this Pledge apply?

This Pledge covers the personal information of current
and former individual clients of Merrill Lynch and certain
affiliates, including IQ Investment Advisors LLC (“IQ”), the investment adviser to the IQ family of registered closed-end investment companies (“IQ Funds”). In addition, this Pledge
covers the personal information of other individuals with
whom Merrill Lynch has an existing or prospective relation-
ship where either (a) such protection is required by applica-
ble laws, rules or regulations; or (b) a Merrill Lynch company has made a separate and specific commitment to that effect.
In this Pledge, “personal information” refers to (a) any infor-
mation relating to an identified individual; or (b) any non-
public personal information. Shareholders of the IQ Funds
are covered by this Pledge.

What personal information do we collect and how do
we collect it?

Based on our relationship with you, we collect personal
information from and about you that is adequate, relevant

and appropriate under the circumstances. For example, we
may collect or verify personal information from or about you in the following ways:

• From applications; forms; communications (including
electronic communications) and other interactions (infor-
mation including your name, address, e-mail address,
telephone number, Social Security or other identification
number, income, assets, financial goals, interests, source
of funds and investment objectives);

• From your transactions made with or by a Merrill
Lynch company;

• From entities outside of the Merrill Lynch corporate
family (“nonaffiliated third parties”), information includ-
ing your creditworthiness/credit history and identity.
These nonaffiliated third parties include consumer/credit-
reporting agencies; joint marketing partners; verification
services; loan servicers or originators; entities to which
we provide stock option and 401(k) plan services;

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

21

Privacy Pledge (continued)

entities that provide us with mailing lists; and public
reference sources including the Internet. In the case of
insurance, we may, pursuant to your consent or as other-
wise permitted, obtain motor vehicle reports or medical
information; and

• From visits to our Web sites, information including
certain technical information about your computer and
operating systems.

How do we use personal information?

We use personal information to operate our business in a
prudent manner. This may include, depending on your rela-
tionship with us, using it to evaluate financial needs; offer a broad range of products and services; deliver integrated
financial services; process, service and maintain accounts
and transactions; respond to inquiries and requests; fulfill our obligations to you; verify income, asset and obligation
information; resolve disputes; prevent fraud; monitor
and archive communications; and perform risk control.
Additionally, we may use your personal information to verify your identity, including, where applicable, verification in
accordance with the USA PATRIOT Act or to comply with
legal and regulatory requirements around the world, and
in accordance with applicable laws, rules and regulations.
Where permitted and appropriate, we may also use personal
information for Merrill Lynch’s marketing, product research, business development and/or global relationship manage-
ment purposes, and may contact you in this regard.

What personal information do we share internally among
Merrill Lynch companies and why do we share it?

In connection with the uses described above, we may,
depending on the nature of your relationship with us, share
some or all of your personal information with any Merrill
Lynch company, including Merrill Lynch broker-dealers,
investment advisors, investment managers, transfer agents,
banks, insurance companies and agencies, trust companies
and mortgage originators or bankers.

What personal information do we share externally with
nonaffiliated third parties and why do we share it?

Merrill Lynch does not rent or sell personal information. In connection with the uses described above, we may, depend-
ing on the nature of your relationship with us, share some or all of the personal information we collect with nonaffiliated third parties. These nonaffiliated third parties may be finan-
cial service providers (such as securities broker-dealers,
banks or insurance companies), intermediaries (such as
SWIFT, a global provider of secure financial messaging serv-
ices), non-financial companies (such as consumer reporting
agencies or technology companies) or others (such as pro-
fessional services organizations or other service providers).

Where you have a contractual relationship with a third
party, the handling of your information by that party will
be subject to your agreement(s) with it.

In addition, Merrill Lynch has entered into a Protocol with
certain other brokerage firms under which your Merrill Lynch
Financial Advisor (if applicable) may use your contact infor-
mation (for example, your name and address) in the event
your Financial Advisor joins one of these firms.

If you have a relationship with us through your employer,
such as through your stock option or 401(k) plan, then we
will share certain plan and transaction information related
to your plan activity with your employer pursuant to the
terms of the plan agreements. We will limit the use of this
information in accordance with our agreements with the
plan or employer.

We may also transfer personal information (a) to govern-
ment agencies and other self-regulatory organizations, and
regulatory and law enforcement authorities as necessary or
required (for example, in the context of their investigation of terrorism, money laundering and other serious forms of
organized crime); (b) as part of the sale, merger or other
disposition of a Merrill Lynch business; and (c) to other non-
affiliated third parties as requested by you or your authorized representative, or as permitted or required by law, rule and/
or regulation. These third parties may be located in your
country or in other countries, which may not have equivalent data protection laws to those in your country.

How do we protect the confidentiality and security of
personal information?

• We educate our employees to treat personal information
with care, and work to limit access to this information
to individuals who need it for the purposes stated in
this Pledge.

• We maintain and monitor our physical, electronic
and procedural safeguards to comply with applicable
regulations, updating them as needed to protect
personal information.

• We take such technical and organizational security
measures as we deem appropriate to keep personal
information confidential and secure against unauthorized
or unlawful processing, and to prevent loss, destruction
or damage.

How can you verify that your personal information
is accurate?

We endeavor to (a) keep personal information only for so
long as is necessary for business purposes or to meet legal
and regulatory requirements; and (b) keep our records of
your personal information current and complete.

22 DEFINED STRATEGY FUND INC. SEPTEMBER 30, 2008

Privacy Pledge (concluded)

If you become aware of any discrepancies in your personal
information, please contact your Financial Advisor, or contact us at the phone number or address set forth at the end of
this Pledge, and we will make the necessary corrections.
Note that, in some cases, if you are an online client with
us, certain information may also be corrected via the Merrill
Lynch secure/password-protected Web sites. Please do not
send any personal information via nonsecure methods
of communication.

What choices do you have?

As described in this Pledge, each Merrill Lynch company may
share your information with affiliated companies within the
Merrill Lynch family of companies. You may have the right to instruct the Merrill Lynch company with whom you have a
relationship not to share certain eligibility information, such as certain loan application or credit eligibility information, with any other Merrill Lynch company. Please note that,
even if you exercise this option, we may still share this infor-

mation with our affiliates when they are assisting us in
serving you, and we can continue to share transaction
and experience information with our affiliates.

How can you exercise your choices?

If you would like to limit the sharing of certain eligibility information, such as certain loan application and credit eligi-
bility information, among Merrill Lynch-affiliated companies, as more fully described in the “What choices do you have?”
section of this Pledge, please call (+1) (877) 222-7954.

What if you have questions regarding this Pledge or our
privacy practices?

Merrill Lynch is responsible for ensuring that it is handled in accordance with this Pledge and applicable laws, rules and
regulations. If you have any questions regarding this Pledge or our privacy-related practices, please contact us by e-mail at privacy@ml.com or by phone at (+1) (877) 222-7954.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Fund Certification

In May 2008, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund’s Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002 were filed with the Fund’s Form N-CSR and are available on the Securities and Exchange Commission’s
Web site at http://www.sec.gov.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

DEFINED STRATEGY FUND INC.

SEPTEMBER 30, 2008

23

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It's Fast, Convenient, & Timely!
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IQ INVESTMENT ADVISORS

www.IQIAFunds.com

Defined Strategy Fund Inc. seeks total returns that, exclusive of Fund fees and expenses, exceed the performance of the 10 highest dividend-yielding stocks included in the Dow Jones Industrial Average℠ as determined once each year (normally two trading days prior to the last day of the calendar year in which the U.S. stock markets are open for trading).

This report, including the financial information herein, is transmitted to shareholders of Defined Strategy Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

#IQDSF-9/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors has determined that
(i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) the audit committee financial expert is independent: (1) Steven W.
Kohlhagen.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Defined Strategy
Fund Inc.	$24,500	$22,700	$0	$0	$8,500	$8,500	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The
Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Defined Strategy Fund Inc.	$8,500	$8,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $2,035,922, 0%

Item 5 – Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Paul Glasserman
Steven W. Kohlhagen
William J. Rainer
Laura S. Unger

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – The Registrant has delegated the voting of proxies relating to its voting securities to its investment sub-advisor, Nuveen HydePark Group, LLC (the
“Subadvisor”). The Proxy Voting Policies and Procedures of the Subadvisor (the “Proxy
Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of September
30, 2008.

(a)(1) Rob A. Guttschow, CFA – Managing Director and Portfolio Manager
Rob Guttschow is a portfolio manager for Nuveen HydePark Group, LLC (HydePark),
Subadvisor to the Fund. Prior to this role, Rob served at HydePark affiliate Nuveen Asset
Management (NAM) for four years as a Managing Director and Portfolio Manager responsible for developing and implementing derivative-based strategies. Prior to joining

NAM, Rob was a Managing Director and Senior Portfolio Manager at Lotsoff Capital
Management (LCM), where he managed a variety of taxable fixed income portfolios and enhanced equity index products over ten years.

Rob earned a bachelor of science degree in engineering and an MBA from the University of
Illinois at Urbana/Champaign. He is a Chartered Financial analyst (CFA) and a member of the CFA Society.

(a)(2) As of September 30, 2008:

(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Rob Guttschow,
CFA	9	2	16	0	1	0
	$1.54 Billion	$18.6 Million	$376 Million	$0	$17.9 Million	$0

(iv)	Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-
to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Fund and also for other clients advised by the Subadvisor and its affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with the intent of achieving each entity’s respective investment objectives and after consideration of such factors as current holdings, availability of cash and size of investment to name a few. Frequently, a particular security may be bought or sold for only one client, in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Subadvisor and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. Consequently, the investment results for the Fund may differ from the results achieved by other clients of the Subadvisor and its affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Subadvisor and its affiliates to be equitable to each. The Subadvisor will not determine allocations based on whether it receives a performance-based fee from the client.
In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Subadvisor and its affiliates in the interest of achieving the most favorable net results to the Fund.

To the extent that the Fund’s portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will have the discretion to adequately divide his or her time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) the Subadvisor may have an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of the Fund’s portfolio management team owns an interest in one fund or account he or she manages and not another.

Nuveen HydePark Group, LLC has adopted policies and procedures designed to address conflicts of interest its portfolio managers may face.

(a)(3) As of September 30, 2008:

Portfolio Manager Compensation

Mr. Guttschow’s compensation consists of three basic elements—base salary, cash bonus and long-term incentive compensation. The Subadvisor’s compensation strategy is to annually compare overall compensation to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining Mr.
Guttschow’s total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by Mr. Guttschow’s investment team, the investment performance of the accounts managed by Mr.
Guttschow, the overall performance of Nuveen HydePark Group LLC, and the overall performance of Nuveen Investments, Inc. (the parent company of the Subadvisor).
Although investment performance is a component in determining Mr. Guttschow’s compensation, it is not necessarily a decisive factor.

Base salary. Mr. Guttschow is paid a base salary that is set at a level determined by the
Subadvisor in accordance with its overall compensation strategy discussed above. The
Subadvisor is not under any current contractual obligation to increase Mr. Guttschow’s base salary.

Cash bonus. Mr. Guttschow is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by Mr. Guttschow’s supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Subadvisor’s investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Subadvisor’s investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen
Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. Mr. Guttschow is eligible to receive bonus compensation in the form of equity-based awards issued in the form of securities by
Nuveen Investments, Inc. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards and include his long-term potential with the firm.

Material Conflicts of Interest. Mr. Guttschow’s simultaneous management of the Fund and the other registered investment company noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. The Subadvisor, however,

believes that such potential conflicts are mitigated by the fact that this Fund and the one other registered investment company currently managed by Mr. Guttschow follow separate strategies, whose implementation generally require that changes in their core equity portfolio holdings happen at different times.

Furthermore, the Subadvisor has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements.
All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Subadvisor has adopted a Code of Conduct that sets forth policies which further assist with conflicts of interest.

(a)(4) Beneficial Ownership of Securities. As of September 30, 2008, Mr. Guttschow does not beneficially own any stock issued by the Fund.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Corporate Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of
Defined Strategy Fund Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: November 24, 2008

By: /s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: November 24, 2008